EATON VANCE HIGH YIELD MUNICIPAL INCOME FUND

EATON VANCE TABS INTERMEDIATE-TERM MUNICIPAL BOND FUND

EATON VANCE TABS SHORT-TERM MUNICIPAL BOND FUND

EATON VANCE TABS 1-to-10 YEAR LADDERED MUNICIPAL BOND FUND

EATON VANCE TABS 10-to-20 YEAR LADDERED MUNICIPAL BOND FUND

Supplement to Prospectuses dated June 1, 2016

EATON VANCE TABS 5-to-15 YEAR LADDERED MUNICIPAL BOND FUND

Supplement to Prospectus dated June 1, 2016 as revised June 16, 2016

EATON VANCE FOCUSED GROWTH OPPORTUNITIES FUND

EATON VANCE FOCUSED VALUE OPPORTUNITIES FUND

Supplement to Prospectus dated July 1, 2016

EATON VANCE FLOATING-RATE MUNICIPAL INCOME FUND

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL OPPORTUNITIES FUND

Supplement to Prospectuses dated August 1, 2016

EATON VANCE SHORT DURATION MUNICIPAL OPPORTUNITIES FUND

Supplement to Prospectus dated August 1, 2016 as revised November 14, 2016

EATON VANCE ARIZONA MUNICIPAL INCOME FUND

EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND

EATON VANCE EMERGING MARKETS DEBT OPPORTUNITIES FUND

EATON VANCE HEXAVEST GLOBAL EQUITY FUND

EATON VANCE HEXAVEST INTERNATIONAL EQUITY FUND

EATON VANCE MINNESOTA MUNICIPAL INCOME FUND

EATON VANCE MUNICIPAL OPPORTUNITIES FUND

EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND

EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND

Supplement to Prospectuses dated December 1, 2016

EATON VANCE GEORGIA MUNICIPAL INCOME FUND

EATON VANCE GREATER CHINA GROWTH FUND

EATON VANCE MARYLAND MUNICIPAL INCOME FUND

EATON VANCE MISSOURI MUNICIPAL INCOME FUND

EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE OREGON MUNICIPAL INCOME FUND

EATON VANCE RICHARD BERNSTEIN ALL ASSET STRATEGY FUND

EATON VANCE RICHARD BERNSTEIN EQUITY STRATEGY FUND

EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE VIRGINIA MUNICIPAL INCOME FUND

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND

Supplement to Prospectuses dated January 1, 2017

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND

EATON VANCE CALIFORNIA MUNICIPAL OPPORTUNITIES FUND

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND

EATON VANCE NATIONAL MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL INCOME FUND

EATON VANCE OHIO MUNICIPAL INCOME FUND

EATON VANCE ATLANTA CAPITAL FOCUSED GROWTH FUND

EATON VANCE ATLANTA CAPITAL SELECT EQUITY FUND

EATON VANCE ATLANTA CAPITAL SMID-CAP FUND

EATON VANCE CORE PLUS BOND FUND

Supplement to Prospectuses dated February 1, 2017

The following changes are effective April 10, 2017:

1.

The following is added as the last item on the Table of Contents:

Appendix A – Financial Intermediary Sales Charge Variations

2.

The following sentence is added to the first paragraph under “Fund Summary or Fund Summaries – Fees and Expenses of the Fund” in each Fund’s Prospectus:

Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Prospectus.

3.

The following is added as the first paragraph under “Purchasing Shares”:

Set forth below is information about the manner in which the Fund offers shares.  A financial intermediary may offer Fund shares subject to variations in or elimination of the Fund sales charges (“variations”), provided such variations are described in this prospectus.  All variations described in Appendix A are applied by, and the responsibility of, the identified financial intermediary.  Sales charge variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund shares through an intermediary identified on Appendix A should read the terms and conditions of Appendix A carefully. See also “Shareholder Account Features – “Street Name” Accounts.”  For the variations applicable to shares offered through Merrill Lynch-sponsored platforms, please see Appendix A – Financial Intermediary Sales Charge Variations.  A variation that is specific to a particular financial intermediary is not applicable to shares held directly with the Fund or through another intermediary.

4.

The following replaces the last paragraph under “Sales Charges”:

More information about Fund sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information.  Please consult the Eaton Vance website for any updates to Fund sales charge information before making a purchase of Fund shares.  Please consult your financial intermediary with respect to any sales charge variations listed on Appendix A.

5.

The following replaces the first paragraph under “Exchange Privilege.” in “Shareholder Account Features”:

Exchange Privilege.  Each class of Fund shares may be exchanged for shares of the same Class of another Eaton Vance fund.  For purposes of exchanges among Eaton Vance funds, Class A and Class I shares are deemed to be the same as Investor Class and Institutional Class shares, respectively, of other Eaton Vance funds. Exchanges are made at net asset value.  If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate.  For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares. Any class of shares of a fund may be exchanged for any other class of shares of that fund, provided that the shares being exchanged are no longer subject to a CDSC and the conditions for investing in the other class of shares described in the applicable prospectus are satisfied.  See also Appendix A to this Prospectus.

6.

The following replaces “Street Name Accounts.” in “Shareholder Account Features”:

“Street Name” Accounts.  If your shares are held in a “street name” account at a financial intermediary, that intermediary (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments.  Because the Fund does not maintain an account for you, you should contact your financial intermediary to make transactions in shares, make changes in your account, or obtain account information.  You will not be able to utilize a number of shareholder features, such as telephone or internet transactions, directly with the Fund and certain features may be subject to different requirements.  If you transfer shares in a “street name” account to an account with another financial intermediary or to an account directly with the Fund, you should obtain historical information about your shares prior to the transfer.  If you fail to provide your full account history to your new financial intermediary following a transfer, you may be ineligible for certain features of the Fund.

7.

The following is added as Appendix A to the Prospectus:

Appendix A

Financial Intermediary Sales Charge Variations

As noted under “Purchasing Shares,” a financial intermediary may offer Fund shares subject to variations in or elimination of the Fund sales charges (“variations”), provided such variations are described in this prospectus.  Set forth below are the variations in sales charges applicable to shares purchased through the noted financial intermediary.  All variations described below are applied by, and the responsibility of, the identified financial intermediary.  Variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund shares through an intermediary identified below should read the terms and conditions of the variations carefully.  A variation that is specific to a particular financial intermediary is not applicable to shares held directly with the Fund or through another intermediary.

Fund Purchases through Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or in the SAI.

Front-end Sales Load Waivers on Class A Shares

The front-end sales charges applicable to purchases of Class A shares will be waived for:

•

Shares purchased by employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•

Shares purchased by or through a 529 Plan

•

Shares purchased through a Merrill Lynch affiliated investment advisory program

•

Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•

Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

•

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•

Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•

Shares purchased by employees and registered representatives of Merrill Lynch or its affiliates and their family members

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on Class A, Class B and Class C Shares

The CDSC payable on redemptions of Class A, Class B and Class C will be waived in connection with:

•

Shares sold on the death or disability of the shareholder

•

Shares sold as part of a systematic withdrawal plan as described in “Shareholder Account Features”

•

Shares sold to return excess contributions from an IRA Account

•

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½

•

Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•

The sale of Fund shares acquired pursuant to the Rights of Reinstatement privilege as described above

•

Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to Class A and Class C shares only)

•

An exchange for shares of another class of the same fund through a fee-based individual retirement account on the Merrill Lynch platform.  In such circumstances, Merrill Lynch will remit the portion of the CDSC to be paid to the principal underwriter equal to the number of months remaining on the CDSC period divided by the total number of months of the CDSC period

Front-end load Discounts Available: Discounts, Rights of Accumulation & Letters of Intent

Front-end sales charges may be subject to discounts, rights of accumulation and letters of intent as follows:

•

The front-end sales charge applicable to Class A shares may be subject to breakpoint discounts for purchases in excess of $50,000 for Class A as described under “Sales Charges”

•

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•

Letters of Intent (LOI) through Merrill Lynch, over a 13-month period of time (if applicable)

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